Impairment - Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Impairment
Impairment charges	€ 38	€ 55	€ 210
Goodwill	5,527	5,452
Total impaired assets
Impairment
Impairment charges	102	55	244
Goodwill
Impairment
Impairment charges			141
Other-Intangible assets
Impairment
Impairment charges	12	16	33
Property, plant and equipment
Impairment
Impairment charges	4	€ 39	25
Right-of-use assets
Impairment
Impairment charges	20
Impairment charge net of onerous lease contract provision releases	20
Investments in associated companies and joint ventures
Impairment
Impairment charges	2
Financial assets at amortized cost
Impairment
Impairment charges	64		45
Loans to customer
Impairment
Impairment charges	€ 64
Available-for-sale
Impairment
Impairment charges			45
Nokia Technologies | Goodwill
Impairment
Impairment charges			141
Goodwill			€ 0